Pensions and other post-employment benefit plans - Present value of the defined benefit obligation (DBO) and the fair value of the plan assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Pensions and other post-employment benefit plans
Present value of defined benefit obligation (DBO)	€ 464	€ 255
Fair value of plan assets (FVPA)	(464)	€ (255)
Net defined benefit liability/(asset)	€ 0